December 27, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	William Blair Funds (the “Trust”)

Post-Effective Amendment No. 111 under the

Securities Act of 1933 and Amendment No. 112 under the

Investment Company Act of 1940

File Nos. 33-17463 and 811-5344

To the Commission:

On behalf of William Blair Commodity Strategy Long/Short Fund and William Blair Macro Allocation Fund (the “Funds”), series of the Trust, the Trust is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Trust’s Post-Effective Amendment No. 111 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 112 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act solely with respect to the Funds for the purpose of: (1) updating the Funds’ prospectus and statement of additional information and (2) adding related performance information, as applicable, pursuant to regulations recently adopted by the Commodity Futures Trading Commission. This Amendment is intended to become effective on March 1, 2014.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7753.

Very truly yours,

John S. Marten

John S. Marten

JSM/pjh